Tax - Summary of Unrecognised Deferred Tax Position (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Unrecognised Deferred Tax position [Line Items]
Gross carrying amount	$ 967	$ 993
Unrecognised deferred tax	184	182
Gross carrying amount	1,002	1,020
Revenue losses [member]
Unrecognised Deferred Tax position [Line Items]
Gross carrying amount	452	518
Unrecognised deferred tax	76	94
Capital losses [member]
Unrecognised Deferred Tax position [Line Items]
Gross carrying amount	515	475
Unrecognised deferred tax	99	83
Total losses [Member]
Unrecognised Deferred Tax position [Line Items]
Unrecognised deferred tax	175	177
Other [member]
Unrecognised Deferred Tax position [Line Items]
Unrecognised deferred tax	9	5
Gross carrying amount	$ 35	$ 27